Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Franklin Pennsylvania Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Municipal Income ETF
Class Name	Franklin Pennsylvania Municipal Income ETF
Trading Symbol	FTPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Municipal Income ETF (previously known as Putnam Pennsylvania Tax Exempt Income Fund) for the period June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Pennsylvania Municipal Income ETF	$39	0.76%
[1],[2]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 82,222,988
Holdings Count | $ / shares	87
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$82,222,988
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.